Goodwill and Other Intangible Assets - Change in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 29, 2012	Jan. 01, 2011	Dec. 29, 2012 Scholastic [Member]	Jan. 01, 2011 Scholastic [Member]	Dec. 29, 2012 Memory Book [Member]	Jan. 01, 2011 Memory Book [Member]	Dec. 29, 2012 Marketing and Publishing Services [Member]	Dec. 31, 2011 Marketing and Publishing Services [Member]
Goodwill [Line Items]
Balance at December 31, 2011	$ 983,114	$ 1,008,499	$ 309,878	$ 309,927	$ 391,178	$ 391,614	$ 282,058	$ 306,958
Goodwill additions during the period
Impairment of goodwill	(64,217)		(8,900)				(55,317)	(24,900)
Currency translation	49		49
Balance at December 29, 2012	$ 918,946	$ 1,008,499	$ 301,027	$ 309,927	$ 391,178	$ 391,614	$ 226,741	$ 282,058